Segment Information - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Line Items]
Cash, Cash Equivalents, and Short-Term Investments	$ 34,400		$ 34,400		$ 80,500	$ 168,300
Share-Based Payment Arrangement, Noncash Expense	1,552	$ 2,762	3,006	$ 4,871	8,931	7,060
Research and Development Expense [Member]
Segment Reporting [Line Items]
Share-Based Payment Arrangement, Noncash Expense	700	1,200	1,400	2,000	3,700	2,900
General and Administrative Expense [Member]
Segment Reporting [Line Items]
Share-Based Payment Arrangement, Noncash Expense	$ 800	$ 1,600	$ 1,600	$ 2,900	$ 5,200	$ 4,100